Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,472,048.48
Total Fee Amount	617.59
Total Offset Amount	0.00
Net Fee	$ 617.59
Offering Table N/A
Offset Table N/A	N/A